Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income	6 Months Ended
Jun. 30, 2018
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income

5. Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income

5.1 Revenue
	Six months ended
	June 30,
(in thousands of €)	2018	2017
Upfront payments	€6,812	€8,664
Milestone payments	10,132	9,677
Research and development service fees (FTE)	966	4,107
	€17,910	€22,448

For the six months ended June 30, 2018 and 2017, the majority of the revenue was generated under the agreements with AbbVie and LEO Pharma. These agreements comprise elements of upfront payments, milestone payments based on development criteria and research and development funding on an agreed FTE basis.

The upfront payments received in the six months ended June 30, 2018 corresponded principally to the partial recognition in revenue over the period of the upfront payment received following the Company’s entry into collaboration agreements with AbbVie in April 2016 and with LEO Pharma in May 2015. These payments are recognized as revenue over the estimated period of the Group’s continuing involvement in the research and development activities provided for under the terms of these agreements.

The milestone payment of €10.1 million recognized in the six months ended June 30, 2018 related to milestone payments received under the AbbVie and LEO Pharma collaborations.

The research and development service fees (FTE) for the six months ended June 30, 2018 corresponded to FTE payments received under the collaboration agreements of €0.5 million from Shire, €0.2 million from LEO Pharma and €0.2 million from Staten Biotechnology B.V. (Staten).

The adoption of IFRS 15 – Revenue from contracts with customers, on January 1, 2018, resulted in the recognition for the six months ended June 30, 2018 of €1.8 million of deferred revenue related to previously recognized milestone payments under the former applicable standards of IAS 18.

The following table summarizes the recognition of the upfront and milestone payments received for the six months ended June 30, 2018 and 2017.

			IAS 18		IFRS 15	IFRS 15	IAS 18	IAS 18	IFRS 15
Agreement	Consideration received	Consideration received	Outstanding balance in deferred revenue as at December 31, 2017	Deferred revenue reclassified from equity following adoption of IFRS 15	Outstanding balance in deferred income as at January 1, 2018	Revenue recognized, six months ended June 30, 2018	Revenue recognized, six months ended June 30, 2018	Revenue recognized, six months ended June 30, 2017	Outstanding balance in deferred revenue as at June 30, 2018
	(thousands of $)	(thousands of €)	(thousands of €)
AbbVie	60,000	52,931	9,812	2,564	12,376	16,310	15,327	16,351	4,700
LEO Pharma	—	4,500	258	86	344	634	618	1,548	210
Other (1)	—	—	—	—	—	—	—	442	—
		57,431	10,070	2,650	12,720	16,944	15,945	18,341	4,910

(1) "Other" refers to agreements for which there is no impact from the adoption of IFRS 15.

The first adoption of IFRS 15 – Revenue from contracts with customers increased the accumulated losses and the amount of deferred revenue in the amount of €2.65 million, as shown in the table above (column titled “Deferred revenue reclassified from equity following adoption of IFRS 15”). The Company elected the modified retrospective approach for the transition which foresees that prior period figures remain as reported under the previous standard IAS 18 and the cumulative effect of applying IFRS 15 is recognized as an adjustment to the opening balance of equity as at the date of initial application (i.e., the beginning of the year 2018).

The revenues recognized for the six months ended June 30, 2018 are presented in the table above under the IFRS 15 standard as well as under the IAS 18 standard, with a comparison to the last year’s period under the IAS 18 standard.

The substance of our current arrangements is that the Company is licensing certain of its intellectual property to collaborative partner entities and conducts research and development activities. Such activities result in a service that is the output of the Company’s ordinary activities. The Company generates revenue through a number of these arrangements which include license fees, milestone payments, reimbursement income and future sales-based milestones and sales-based royalties. The Company assessed that the revenues from our current material licensing and collaboration agreements are in the scope of IFRS 15.

With regard to our collaboration with AbbVie and LEO Pharma, the Company concluded as follows:

•

There is one single performance obligation under the new standard of IFRS 15, that being the transfer of a license combined with performance of research and development activities. This is because the Company concluded that the license is not distinct in the context of the contract.

•

The transaction price of these two agreements is currently composed of a fixed part, that being an upfront license fee, and a variable part, that being milestone payments and cost reimbursements of research and development activities delivered. Milestone payments are included in the transaction price of the arrangement only when achieved. Sales-based milestones and sales-based royalties are a part of the Company’s arrangements but are not yet included in our revenues, as its programs with AbbVie and LEO Pharma are still in the development phase.

•

The transaction price has been allocated to the single performance obligation, and revenues have been recognized over the estimated service period based on a pattern that reflects the transfer of the license and progress to complete satisfaction of the research and development activities. This is because the transfer of the license is considered to be combined with the performance of research and development activities. Therefore, research and development milestone payments are variable considerations that are entirely allocated to the single combined performance obligation.

•	The Company has chosen an input model to measure the satisfaction of the single performance obligation that considers percentage of costs incurred for these programs (% of completion method).
•

Cost reimbursements received could be recognized in revenues when costs are incurred and agreed by the parties, as the Company is acting as a principal in the scope of its stake of the research and development activities of its ongoing license and collaboration agreements.

As a result of this analysis, for the six months ended June 30, 2018, €8.6 million of deferred revenue related to the AbbVie and LEO Pharma collaboration agreements was recognized as revenue under IFRS 15 as a function of costs incurred, applying the percentage of completion method. The revenue recognition consisted of (i) €6.8 million related to the upfront license fees and (ii) €1.8 million related to milestone payments received in previous years. Furthermore, in the first six months ended June 30, 2018, two new milestone payments were received under the collaboration agreements with AbbVie and LEO Pharma for a total amount of €9.1 million, of which €8.3 million was recognized in revenue under IFRS 15 applying the percentage of completion method and €0.8 million was deferred. The outstanding balance of deferred revenue from the AbbVie and LEO Pharma collaboration agreements at June 30, 2018 amounted to €4.9 million.

As reflected in the table above, the impact of the IFRS 15 adoption on the Company’s revenues generated from its collaborations with AbbVie and LEO Pharma was related to the deferral of previously recognized milestone payments.

5.2         Other operating income

	Six months ended
	June 30,
(in thousands of €)	2018	2017
Grants	€553	€327
Research and development incentives	503	392
Payroll tax rebates	1,532	717
	€2,588	€1,436

Grants

The Flanders Innovation and Entrepreneurship Agency provided the Group with several grants.

On June 30, 2018, the grants received by the Group reflected the expenses incurred by the Group in the various research and development projects sponsored by Flanders Innovation and Entrepreneurship Agency. In March 2018, a new government grant has been granted to the Group as follows:

(amounts presented in thousands of €)

VLAIO 1
Grantor: Flanders Innovation & Entrepreneurship Agency
Start date:	11/01/2017
End date:	10/31/2020
Amount granted and approved:	€2,527
Amount recognized:	525

No conditions related to the above government grants were unfulfilled, nor were there any contingencies related thereon at the date of the approval of these financial statements, except for those described in note 7.2 of this report.

Other Incentives

Research and development incentives

The Group has accounted for a tax receivable of €0.5 million in the six months ended June 30, 2018, compared to €0.4 million in the six months ended June 30, 2017, following a research and development tax incentive scheme in Belgium according to which the incentive will be refunded after a five-year period, if not offset against the current tax payable over the period (see also note 4.1).

Payroll tax rebates

The Group accounted for €1.5 million payroll tax rebates in the six months ended June 30, 2018, compared to €0.7 million in the six months ended June 30, 2017, as a reduction in withholding income taxes for its highly‑qualified personnel employed in its research and development department.

5.3         Segment reporting

The Group operates from the Netherlands, Belgium and the United States. Revenues are invoiced by the subsidiary in Belgium and are generated by clients geographically located as shown in the table below.

	Revenue from
	external
	customers
	Six months ended
	June 30,
(in thousands of €)	2018	2017
Netherlands	€214	€284
Denmark	859	4,213
Switzerland	527	1,574
United States	—	26
Luxembourg	16,310	16,351
Total	€17,910	€22,448

Information about major clients:

The Group received €17.9 million of revenue from its external customers in the six months ended June 30, 2018 compared to €22.4 million over the six months ended June 30, 2017, of which €16.3 million came from the Group’s largest client, €0.9 million from its second-largest client and €0.5 million from its third-largest client, compared to respectively €16.4 million, €4.2 million and €1.6 million in the six months ended June 30, 2017.

5.4         Research and development expenses

	Six months ended
	June 30,
(in thousands of €)	2018	2017
Personnel expense	€12,284	€6,517
External research and development expenses	17,313	14,652
Materials and consumables	785	847
Depreciation and amortization	220	216
Other expenses	3,769	3,360
	€34,371	€25,592

5.5         Selling, general and administrative expenses

	Six months ended
	June 30,
(in thousands of €)	2018	2017
Personnel expense	€8,361	€2,217
Consulting fees	1,299	1,784
Supervisory board	477	263
Office costs	1,377	781
	€11,514	€5,045